Estimated Future Amortization Expense for Intangible Assets Over Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012		$ 915
2012	457
2013	815	815
2014	715	715
2015	615	615
2016	$ 567	$ 567